EDGAR


March 2, 2004


U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Filing Pursuant to Rule 497(j)

      John Hancock Investment Trust III (the "Trust") on behalf of:
       John Hancock International Fund
       John Hancock Large Cap Growth Fund
       John Hancock Mid Cap Growth Fund (together the "Funds")

      File Nos. 33-4559; 811-4630       (0000791271)
      ---------------------------------------------

CERTIFICATE UNDER RULE 497 (j)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectuses and Statements of Additional Information dated March 1, 2004 for the above-captioned registrant that would have been filed under paragraph (b) or
(c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement that has been filed electronically.



                                          Sincerely,


                                          /s/Joan O'Neill
                                          ---------------
                                          Joan O'Neill
                                          Senior Paralegal

s:corpsec/corresp/o'neill/497j